Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

13    Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at the historical cost of acquisition or construction less accumulated depreciation and any recognized impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition and construction of the assets.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Replacement costs are included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the benefits expected from the asset in its current condition. Replacement costs are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their costs to their residual values over their estimated useful lives.

The assets' residual values and useful lives are reviewed annually and adjusted if appropriate.

An asset's carrying amount is reduced to its recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company in order to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within "Other income and expenses, net" in the income statement.

Loans and financing costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably.

Stripping costs

In its surface mining operations, the Company must remove overburden and other waste to gain access to mineral ore deposits. The removal process is referred to as stripping. During the development of a mine, before production commences, when the stripping activity improves access to the ore body, the component of the ore body for which access has been improved can be identified and the costs can be measured reliably, a stripping activity asset is capitalized as part of the investment in the construction of the mine, accounted for as part of property, plant and equipment, and subsequently depreciated over the life of the mine on a units of production basis.

Stripping costs incurred during the production phase of operations are treated as a production cost that forms part of the cost of inventory.

Exploration and development costs

The Company incurs mineral exploration costs such as exploratory drilling, geological and geophysical studies in order to determine the mineral potential of a given area, which are expensed as incurred.

The Company uses the front-end loading (“FEL”) methodology for project and development management. Development scoping costs and pre-feasibility studies for greenfield and brownfield projects are expensed during FEL 1 and FEL 2 phases, together with research and development costs for the smelting segment, until the project has demonstrated technical feasibility and economic viability. Mining development costs are capitalized when the FEL 3 phase starts and the mineral potential and commercial viability of the project can be assessed reliably. Such costs include feasibility studies and engineering work. The development costs are assessed for impairment at least annually or whenever evidences indicate that the assets may be impaired.

Asset retirement obligation

An asset retirement obligation is an obligation related to the permanent removal from service of a tangible long-lived asset that results from the acquisition, construction or development, or the normal operations of a tangible long-lived asset.  At the initial recognition of an asset retirement obligation and at the periodical revisions of the expected disbursements and the discount rate, the changes in the liability are charged to property, plant and equipment.

The capitalized amount recognized in property, plant and equipment is depreciated based on the useful life of the underlying asset. Any reduction in the provision that exceeds the carrying amount of the asset, is immediately recognized in the income statement as "Other income and expenses, net".

Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under an operating lease (net of any incentive received from the lessor) are charged to the income statement on a straight-line basis over the period of the lease.

Leases of property, plant and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance leases. Finance leases are capitalized at the inception of the lease at the lower of the fair value of the leased item and the present value of the minimum lease payments and are depreciated over the shorter of the asset’s useful life and the lease term.

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indicator that an asset or cash generating unit (“CGU”) may be impaired. If any indication exists, such as volumes and prices reductions or unusual events that can affect the business, the Company estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less cost of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case, the asset is tested as part of a larger CGU to which it belongs. If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is reduced to its recoverable amount. Non-financial assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at each reporting date.

a)    Analysis

	2018
			Machinery,	Assets and	Asset
	Land and	Dams and	equipment and	projects under	retirement
	improvements	Buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24,490	1,030,686	2,422,254	235,501	178,662	243,938	35,055	4,170,586
Accumulated depreciation	(275)	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,242)	(2,174,072)
Net balance	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Additions (i)	—	2,613	2,878	294,229	—	—	53	299,773
Disposals	(638)	(3,207)	(6,985)	(1,148)	—	—	(53)	(12,031)
Depreciation	(19)	(48,072)	(131,099)	—	(4,592)	(1,931)	(1,752)	(187,465)
Foreign exchange (losses) gains	(2,160)	(42,117)	(58,574)	(28,827)	(9,688)	—	(477)	(141,843)
Transfers	(22)	63,562	78,485	(147,403)	—	173	1,214	(3,991)
Remeasurement of asset retirement obligation	—	—	—	—	20,777	—	—	20,777
Impairment (c)	—	—	—	(3,283)	—	—	—	(3,283)
Balance at the end of the year	21,376	550,325	802,526	349,069	83,632	156,725	4,798	1,968,451

Cost	21,629	1,002,885	2,357,254	349,069	175,506	243,629	29,513	4,179,485
Accumulated depreciation	(253)	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,715)	(2,211,034)
Net balance at the end of the year	21,376	550,325	802,526	349,069	83,632	156,725	4,798	1,968,451

Average annual depreciation rates - %	—	4	7	—	5	8	—	—

	2017
			Machinery,	Assets and	Asset
	Land and	Dams and	equipment and	projects under	retirement
	improvements	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24,036	980,242	2,466,265	219,254	132,824	271,466	36,503	4,130,590
Accumulated depreciation	(257)	(435,372)	(1,485,939)	—	(96,108)	(102,828)	(31,624)	(2,152,128)
Net balance	23,779	544,870	980,326	219,254	36,716	168,638	4,879	1,978,462

Additions (i)	46	100	5,761	185,688	4,303	240	579	196,717
Disposals	(930)	(92)	(2,915)	(6,917)	—	—	(128)	(10,982)
Depreciation	(22)	(34,175)	(142,519)	—	(5,834)	(11,121)	(1,766)	(195,437)
Foreign exchange (losses) gains	(231)	(4,309)	(6,381)	(3,965)	(1,839)	(2,115)	(118)	(18,958)
Transfers	1,573	71,152	83,297	(158,559)	—	2,841	2,367	2,671
Remeasurement of asset retirement obligation	—	—	—	—	43,789	—	—	43,789
Transfers of assets held for sale	—	—	252	—	—	—	—	252
Balance at the end of the year	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Cost	24,490	1,030,686	2,422,254	235,501	178,662	243,938	35,055	4,170,586
Accumulated depreciation	(275)	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,242)	(2,174,072)
Net balance at the end of the year	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Average annual depreciation rates - %	—	4	7	—	5	8	—	—
(i)	Additions include capitalized borrowing costs in the amount of USD 36,534 in 2018 (2017 – USD 35,164).

(b)    Assets and projects under construction

The balance mainly comprises projects for the expansion and optimization of the Company’s plant and mines, as described below:

	2018	2017
Expansion and modernization projects	174,634	64,043
Sustaining projects	90,604	78,860
Health, safety and enviroment projects	63,406	73,611
Information technology projects	12,970	7,397
Other	7,456	11,590
	349,069	235,501

Aripuanã project - Approval of the construction

On October 19, 2018, after the conclusion of the feasibility study and detailed analysis by the Company’s management, the Board of Directors approved the construction of the Aripuanã project, an underground polymetallic mine and concentrate processing facility in the state of Mato Grosso, Brazil. On December 20, 2018 the Environmental Authority of the State of Mato Grosso, Brazil granted the Installation License for the Aripuanã project, which enabled the Company to start the construction phase.

The Aripuanã project is estimated to be operational by the beginning of 2021, with total investment estimated at approximately USD 392,000  . The Company owns a 70% interest in the Aripuanã project through its subsidiaries.

(c)    Impairment of non-financial assets

The Company considered the decline in LME spot prices during 2018 as an impairment indicator and performed an impairment test for the CGUs of Juiz de Fora and Três Marias system, that were not covered by the annual goodwill impairment testing disclosed in the Note 14. The recoverable amount was estimated based on the value in use method, using the same key assumptions and calculation metrics defined in Note 14. No impairment was identified for these CGUs.

The Company also evaluated the assets and projects under construction and identified that the amount invested in some projects would not be recoverable. The amount of USD 3,283 was impaired and recognized in “Other income and expenses, net” in 2018.